Issuances of equity securities - Disclosure of PSUs and RSUs shares (Details) SFr / shares in Units, SFr in Thousands	6 Months Ended
Jun. 30, 2025 CHF (SFr) shares SFr / shares
Number of treasury shares vested under the program (in shares) | shares	(621,807)
Number of treasury shares withheld to cover social security and tax liabilities (in shares) | shares	92,547
Total TCHF value at beginning of period | SFr	SFr 981
Total TCHF value at end of period | SFr	SFr 1,127
Treasury shares
Number of treasury shares outstanding at beginning of period (in shares) | shares	3,500,000
Number of treasury shares outstanding at end of period (in shares) | shares	2,982,286
Average price in CHF at beginning of period (in CHF per share) | SFr / shares	SFr 0.28
Average price in CHF at end of period (in CHF per share) | SFr / shares	SFr 0.38
Total TCHF value at beginning of period | SFr	SFr 981
Total TCHF value at end of period | SFr	SFr 1,127
Treasury shares | Performance Share Units (PSU)
Number of treasury shares vested under the program (in shares) | shares	(577,246)
Number of treasury shares withheld to cover social security and tax liabilities (in shares) | shares	85,707
Average price in CHF, Shares vested under the program (in CHF per share) | SFr / shares	SFr 0.28
Average price in CHF, Shares withheld to cover social security and tax liabilities (in CHF per share) | SFr / shares	SFr 3.43
Total TCHF value, Shares vested under the program | SFr	SFr (162)
Total TCHF value, Shares withheld to cover social security and tax liabilities | SFr	SFr 294
Treasury shares | Restricted share units
Number of treasury shares vested under the program (in shares) | shares	(33,015)
Number of treasury shares withheld to cover social security and tax liabilities (in shares) | shares	6,840
Average price in CHF, Shares vested under the program (in CHF per share) | SFr / shares	SFr 0.28
Average price in CHF, Shares withheld to cover social security and tax liabilities (in CHF per share) | SFr / shares	SFr 3.28
Total TCHF value, Shares vested under the program | SFr	SFr (9)
Total TCHF value, Shares withheld to cover social security and tax liabilities | SFr	SFr 22